Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Net actuarial gains recognized in other comprehensive income	$ 12,038,710	$ 106,387,640
Percentage increase in discount and expected return on plan assets	12.46%
Expected contribution to the fund	$ 63,500,000
Expected payments	$ 62,337,560
Percentage of decrease in assumed variation rate	(15.72%)
Medical services of increase or decrease of one percentage point [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	21.93%
Percentage of decrease in assumed variation rate	(16.80%)
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage increase in discount and expected return on plan assets	7.89%	8.17%